May 9, 2011

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Advantage Funds, Inc.                                           1933 Act File No. 33-51061

            Dreyfus Emerging Leaders Fund                               1940 Act File No. 811-7123

Dreyfus Global Absolute Return Fund                        CIK No. 0000914775

            Dreyfus Global Real Return Fund

            Dreyfus International Value Fund

            Dreyfus Opportunistic Midcap Value Fund

            Dreyfus Opportunistic Small Cap Fund

            Dreyfus Strategic Value Fund

            Dreyfus Structured Midcap Fund

            Dreyfus Technology Growth Fund

            Dreyfus Total Return Advantage Fund

            Global Alpha Fund

            Dreyfus Growth and Income Fund, Inc.                   1933 Act File No. 33-44004

1940 Act File No. 811-6474

CIK No. 0000881780

Dreyfus Index Funds, Inc.

Dreyfus International Stock Index Fund

Dreyfus S&P 500 Index Fund

Dreyfus Smallcap Stock Index Fund                             1933 Act File No. 33-31809

1940 Act File No. 811-5883

CIK No. 0000857114

Dreyfus International Funds, Inc.

Dreyfus Brazil Equity Fund                                           1933 Act File No. 33-58248

1940 Act File No. 811-7502

CIK No. 0000897469

Dreyfus Manager Funds II

Dreyfus Balanced Opportunity Fund                             1933 Act File No. 333-104120

                                                                                                1940 Act File No. 811-21327

                                                                                                CIK No. 0001224568

            Dreyfus Midcap Index Fund, Inc.                             1933 Act File No. 33-41078

                                                                                                1940 Act File No. 811-6325

                                                                                                CIK No. 0000875732

            Dreyfus Money Market Instruments, Inc.

            Government Securities Series

            Money Market Series                                                  1933 Act File No. 2-52718

                                                                                                1940 Act File No. 811-2557

                                                                                                CIK No. 0000030160

Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, a 497(e) was transmitted for filing on behalf of the above-referenced funds on April 29, 2011, Accession Number: 0000914775-11-000057.  Please disregard and ignore this filing.  A corrected 497 (e) filing was filed on May 5, 2011, Accession Number: 0000914775-11-000060.

Please address any comments or questions to my attention at 212.922.8023.

Sincerely,

/s/ Kara Dooley

Kara Dooley

Paralegal